Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 - RELATED PARTY TRANSACTIONS

The Company occurred transactions with the following related parties for the years ended December 31, 2017 and 2016, and for the period from inception (April 27, 2015) to December 31, 2015:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Bin Liu	Chief Research Officer (“CRO”)
Guofu Zhang	Chief Financial Officer (“CFO”)
Chengchun Zhang	Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd.	Company under common control of Zhentao Jiang
Firebull Holdings Limited	Company under common control of Wenjie Tang and Chengchun Zhang
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang and still significantly influenced by Zhentao Jiang
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang

i) Revenues from related party and accounts receivable from related party

The Company provides online trading access software application service to IIG Ltd. For the years ended December 31, 2017 and 2016 and for the period from inception (April 27, 2015) to December 31, 2015, the Company generated related party revenues from IIG Ltd. in the amount of $2,170,838, $2,720,936 and $0, respectively. The related party accounts receivable with IIG Ltd. amounted to $172,237 and $247,000 as of December 31, 2017 and 2016, respectively.

(ii) Subscription receivables

Subscription receivable of $740,000 as of December 31, 2016 represents the Company’s outstanding share subscription receivable owned from Chengchun Zhang and other managements and principal shareholder of the Company. The receivables were collected as of May 11, 2017. Refer to Note 14 for further discussion.

(iii) Notes payable – related parties and due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2017 and 2016, notes payables - related parties and due to related parties consisted the following:

	December 31, 2017	December 31, 2016
Zhentao Jiang	$-	$3,656,342
Wenjie Tang	1,301,534	-
Total notes payable - related parties	1,301,534	3,656,342

Zhentao Jiang	-	150,858
Wenjie Tang	19,949	4,320
Guofu Zhang	40,902	58,316
Total due to related parties	60,851	213,494
Total	$1,362,385	$3,869,836

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business and expenses related parties paid on behalf of the Company. These loans are interest free, unsecured and repayable on demand. For the period from inception (April 27, 2015) to December 31, 2015, Zhengtao Jiang paid operating expenses on behalf of the Company of $22,634. For the year ended December 31, 2016, Zhentao Jiang, Guofu Zhang, Wenjie Tang and their related companies paid operating expenses on behalf of the Company of $352,301. For the year ended December 31, 2017, Zhentao Jiang, Wenjie Tang, Guofu Zhang, and Bin Liu paid operating expenses on behalf of the Company of $142,085.

During the period from inception (April 27, 2015) to December 31, 2015, the Company entered into one advance agreements with Zhentao Jiang, allowing the Company to borrow unsecured and interest-free loans. During the year ended December 31, 2016, the Company entered into three advance agreements with Zhentao Jiang, allowing the Company to borrow unsecured and interest-free loans. During the year ended December 31, 2017, the Company entered into an advance agreement with Wenjie Tang, allowing the Company to borrow unsecured and interest-free loans. The balances and material terms of the four advance agreements are summarized below:

(i)	Under the advance agreement dated October 2, 2015,

●	The amount authorized for borrowing shall not exceed RMB200,000 ($30,813).
●	The term of the loan is two years from October 2, 2015 to October 1, 2017.
●	The loan is interest-free and payable on October 1, 2017.
●	The balance was $0 and $0 as of December 31, 2017 and 2016, respectively.

(ii)	Under the advance agreement dated January 1, 2016,

●	The amount authorized for borrowing shall not exceed RMB15,000,000 ($2,160,232).
●	The term of the loan is two years from January 1, 2016 to December 31, 2017.
●	The loan is interest-free and payable on December 31, 2017.
●	The balance was $0 and $1,843,964 as of December 31, 2017 and 2016, respectively.

(iii)	Under the advance agreement dated July 3, 2016,

●	The amount authorized for borrowing shall not exceed $1,200,000.
●	The loan is interest-free and payable on July 2, 2018.
●	The term of the loan is two years from July 3, 2016 to July 2, 2018.
●	The balance was $0 and $1,003,166 as of December 31, 2017 and 2016, respectively.

(iv)	Under the advance agreement dated July 3, 2016,

●	The amount authorized for borrowing shall not exceed RMB8,000,000 ($1,152,124).
●	The loan is interest-free and payable on July 2, 2018.
●	The term of the loan is two years from July 3, 2016 to July 2, 2018.
●	The balance was $0 and $809,212 as of December 31, 2017 and 2016, respectively.

(v)	Under the advance agreement dated January 1, 2017,

●	The amount authorized for borrowing shall not exceed RMB15,000,000 (approximately $2,305,000).
●	The loan is interest-free and payable on December 31, 2018.
●	The term of the loan is two years from January 1, 2017 to December 31, 2018.
●	The balance was $1,301,534 and $0 as of December 31, 2017 and 2016, respectively.

The Company borrowed $4,032,044, $3,766,201 and $16,084 from related parties in the years ended December 31, 2017, 2016 and for the period from inception (April 27, 2015) to December 31, 2015, respectively, and repaid $6,826,231, $195,228 and $0 in the years ended December 31, 2017 and 2016 and for the period from inception (April 27, 2015) to December 31, 2015, respectively.

(iv) Use of office

For the period from inception (April 27, 2015) to December 31, 2015, IIG, Ltd. provided office space to the Company free of charge.